GENERAL (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 27, 2019 shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
General Information [Line Items]
Number of ordinary shares represented by American Depositary Receipts ("ADRs") | shares	30
Public offering price (in dollars per share) | ₪ / shares				₪ 2.342
Gross proceeds					$ 35,906	$ 13,966	$ 5,209
Offering expense					$ 4,586	$ 714	$ 103
ADS | Registered public offering
General Information [Line Items]
Issue of shares | shares			2,927,267
Public offering price (in dollars per share) | $ / shares			$ 13.75
Gross proceeds			$ 40,250
Net proceeds to entity from offering			35,700
Underwriting discounts and commissions			2,800
Offering expense			$ 1,800
Subsequent Events | ADS
General Information [Line Items]
Issue of shares | shares		2,196,499
Public offering price (in dollars per share) | $ / shares		$ 22.75
Gross proceeds		$ 50,000
Subsequent Events | ADS | Registered public offering
General Information [Line Items]
Issue of shares | shares		3,506,499
Net proceeds to entity from offering		$ 46,200
Offering expense		$ 800